Loss Per Share (Details) - Schedule of Loss Per Share (Parentheticals) - SFr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share [Abstract]
Diluted loss per share	SFr (7.88)	SFr (582.58)	SFr (515.11)
Diluted loss per share	SFr (14.80)	SFr (409.60)	SFr (201.97)